Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

11.    SHARE-BASED COMPENSATION

a.      Incentive Plan

2019 Plan

On September 19, 2019, September 1, 2020 and October 13, 2020, Ucommune Group granted 13,870,231, 1,843,899 and 191,062 share options to Ucommune Group’s employees and non-employees (the “Grantees”) at an exercise price of USD0.0001 per share respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The options will vest in accordance with four types of vesting schedules set out in the respective option award agreement.

For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.

For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.

For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.

For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.

On September 1,2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).

2020 Plan

In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share. The 2020 Plan provides for the issuance of up to an aggregate of 7,188,661 of Class A ordinary shares.

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%
Volatility	37.34%	22.67% – 35.44%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares	41.51	34.47

(1)    Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)    Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)    Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)    Life of options

Life of options is extracted from option agreements.

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after November 17, 2020, were the closing prices of the Company’s ordinary shares traded in the stock exchange.

A summary of options activities during the six months ended June 30, 2021 is presented below:

	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2019	13,870,252	0.0001	41.51	9.72
Granted (before Replacement Date)	2,034,961	0.0001	34.47
Forfeited (before Replacement Date)	(1,271,704)	0.0001	40.86
Conversion due to recapitalization	(7,633,818)	0.0002	37.22
Forfeited (after Replacement Date)	(21,000)	0.0002	41.51
Options outstanding at December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Granted	—	—	—	—	—
Exercised	(499,607)	0.0002	40.58	—	—
Forfeited	(52,500)	0.0002	38.70	—	—
Options outstanding at June 30, 2021	6,426,584	0.0002	40.60	8.3491	92,158
Options vested and expected to vest as of June 30, 2021	6,426,584	0.0002	40.60	8.3491	92,158
Options exercisable as of June 30, 2021	2,172,643	0.0002	39.29	8.5241	31,156

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of USD 2.22 of the Company’s ordinary share on June 30, 2021.

The fair values of the options granted for the six months ended June 30, 2021 are as follows:

For the six months ended June 30, 2021
RMB
Weighted average grant date fair value of option per share	53.57
Aggregate grant date fair value of options	371,020

As of June 30, 2021, there was approximately 130,170 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of 1.88 years.

Total share-based compensation expense for the six months ended June 30, 2021 were as follows:

For the six months ended June 30, 2021
Cost of revenue	21,360
Selling and marketing	11,935
General and administrative	42,933
Total share-based compensation expense	76,227

b.      Earn-out compensation from SPAC Transaction

In connection with SPAC Transaction, 4.0 million Earnout Shares were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (a).

The Company accounted for the Earnout Shares as share-based compensation under ASC 718. The Company determined the fair value of the earn-out shares using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. Assumptions used to estimate the fair values of the share options granted or modified were as follows:

For the year ended December 31, 2020
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45 – 2.45
Fair value of the underlying ordinary shares (USD)	8.17

Total share-based compensation expense of earn-out shares for the six months ended June 30, 2021 were as follows:

For the six months ended June 30, 2021
General and administrative	106,379

c.      Share Incentive

In May 2021, the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29.0 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue of

Guangdong Wanhe exceeds RMB30,000,000 for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65,000,000 in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period. The Share Incentive should be automatically forfeited if the employment terminates during the performance evaluation period.

Total share-based compensation expense of Share Incentive for the six months ended June 30, 2021 were as follows:

For the six months ended June 30, 2021
General and administrative	1,210

20.    SHARE-BASED COMPENSATION

a.      Incentive Plan

2019 Plan

On September 19, 2019, September 1, 2020 and October 13, 2020, Ucommune Group granted 13,870,231, 1,843,899 and 191,062 share options to Ucommune Group’s employees and non-employees (the “Grantees”) at an exercise price of USD0.0001 per share respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The options will vest in accordance with four types of vesting schedules set out in the respective option award agreement.

For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.

For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.

For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.

For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.

On September 1, 2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).

F-50

2020 Plan

In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share. The 2020 Plan provides for the issuance of up to an aggregate of 7,188,661 of Class A ordinary shares.

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%
Volatility	37.34%	22.67% – 35.44%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares	41.51	34.47

(1) Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(2) Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4) Life of options

Life of options is extracted from option agreements.

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after November 17, 2020, were the closing prices of the Company’s ordinary shares traded in the stock exchange.

A summary of options activities during the year ended December 31, 2019 and 2020 is presented below:

	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	—	—	—	—
Granted	13,870,252	0.0001	41.51	9.72
Options outstanding at December 31, 2019	13,870,252	0.0001	41.51	9.72
Granted (before Replacement Date)	2,034,961	0.0001	34.47
Forfeited (before Replacement Date)	(1,271,704)	0.0001	40.86
Conversion due to recapitalization	(7,633,818)	0.0002	37.22
Forfeited (after Replacement Date)	(21,000)	0.0002	41.51
Options outstanding at December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Options vested and expected to vest as of December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Options exercisable as of December 31, 2020	2,693,250	0.0002	39.49	8.99	111,059

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of USD 6.32 of the Company’s ordinary share on December 31, 2020.

The fair values of the options granted for the years ended December 31, 2019, and 2020 are as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Weighted average grant date fair value of option per share	41.51	53.57
Aggregate grant date fair value of options	575,788	373,832

As of December 31, 2020, there was approximately RMB 209,209 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.32 years.

Total share-based compensation expense for the years ended December 31, 2020 were as follows:

For the year ended December 31, 2020
Cost of revenue	7,375
Selling and marketing	11,740
General and administrative	145,508
Total share-based compensation expense	164,623

b.      Earn-out compensation from SPAC Transaction

In connection with SPAC Transaction, 4.0 million Earnout Shares were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (b).

The Company accounted for the Earnout Shares as share-based compensation under ASC 718. The Company determined the fair value of the earn-out shares using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. Assumptions used to estimate the fair values of the share options granted or modified were as follows:

For the year ended December 31, 2020
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45-2.45
Fair value of the underlying ordinary shares (USD)	8.17

Total share-based compensation expense of earn-out shares for the years ended December 31, 2020 were as follows:

For the year ended December 31, 2020
General and administrative	37,710